Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 — COMMITMENTS AND CONTINGENCIES

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries may be involved in certain legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries determine whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the outcomes of these legal proceedings cannot be predicted, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.